EXPLORATION AND EVALUATION EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
EXPLORATION AND EVALUATION EXPENSES
Schedule of exploration and evaluation properties

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Camino Rojo	$7,413	$8,071
Musselwhite Mine	4,646	—
South Railroad	25,489	20,875
Cerro Quema	5,320	5,245
Other	475	404
	$43,343	$34,595